Capital and financial risk management - Market risk - Interest rate management (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Interest rate risk
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	1.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 19	€ 39
Increase in profit before tax due to reasonably possible decrease in designated risk component	€ 9	26
Currency risk [member]
Capital and financial risk management
Percentage Of Reasonably Possible Decrease In Risk Assumption	10.00%
Currency risk [member] | United States of America, Dollars
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%
Decrease in Equity Due to Sensitivity to Foreign Exchange Movements	€ 192	€ 304
Percentage Of Reasonably Possible Decrease In Risk Assumption	10.00%